INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 9 — INTANGIBLE ASSETS, NET

The following is a summary of intangible assets as of June 30, 2025 and 2024:

	As of June 30,
	2025	2024
Royalty	$5,323,941	$4,850,373
Developed games	3,459,100	3,071,227
Copyright	139,600	137,600
Total intangible assets	8,922,641	8,059,200
Less: accumulated amortization	(3,921,118)	(2,766,074)
Intangible assets, net	$5,001,523	$5,293,126

Amortization expenses were $1,106,853 and currency translation differences were $48,191 for the year ended June 30, 2025. Intangible asset written off was $180,361 for the year ended June 30, 2025.

Amortization expenses were $766,923 and currency translation differences were $8,893 for the year ended June 30, 2024. No intangible asset was written off for the year ended June 30, 2024.

Amortization expenses were $832,080 and currency translation differences were $134,105 for the year ended June 30, 2023.

For the years ended June 30, 2025, 2024 and 2023, the Company did not record any impairment loss of intangible assets.